Shareholders' Equity	6 Months Ended
Dec. 31, 2020
Equity [Abstract]
Shareholders' equity

Note 13 – Shareholders' equity

Increase in Authorized Shares

On November 18, 2020, the Company's shareholders approved to the authorized share capital of the Company be increased from US$75,000 divided into 75,000,000 ordinary shares of a par value of US$0.001 each to US$200,000 divided into 200,000,000 ordinary shares of a par value of US$0.001 each by the creation of an additional 125,000,000 ordinary shares of a par value of US$0.001 each to rank pari passu in all respects with the existing ordinary shares (the "Share Increase").

Sale of Ordinary Shares

In January 2020, the Company sold 2,000,000 ordinary shares at $1.00 per share for total proceeds of $2.0 million to a third-party. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In March 2020, the Company sold 2,727,274 ordinary shares at $0.55 per share for total proceeds of approximately $1.3 million, net of offering cost of approximately $0.2 million to certain institutional investors. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In May 2020, the Company sold 2,600,000 ordinary shares at $0.55 per share for total proceeds of approximately $1.2 million, net of offering cost of approximately $0.2 million to certain institutional investors. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In July 2020, the Company sold 3,225,000 ordinary shares and warrants to purchase up to 2,096,252 ordinary shares with an exercise price of $1.5 for total proceeds of approximately $3.8 million, net of offering cost of approximately $0.4 million to certain institutional investors. The purchase price for each share and the corresponding warrant is $1.30. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In September 2020, the Company entered into an agreement to sell a Purchaser an aggregate of up to 3,174,603 ordinary shares for gross proceeds of up to approximately $2 million. The shares shall be issued in four separate installments. The first installment of $500,000 worth of shares, or 793,651 shares to be issued at $0.63 per share, was closed on September 9, 2020. The Company also agreed to issue 31,746 Ordinary Shares to the Purchaser as additional consideration for the purchase of the shares on September 9, 2020. The Company received total proceeds of $460,000, net of offering cost of $40,000 for the first installment. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended. As of the date of this report, the Company is not certain that the Purchaser will proceed with the remaining three installments.

In September 2020, the Company sold 13,200,000 ordinary shares and warrants to purchase up to 11,880,000 ordinary shares with an exercise price of $0.55 for total proceeds of approximately $6.0 million, net of offering cost of approximately $0.6 million to certain institutional investors. The purchase price for each share and the corresponding warrant is $0.50. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

Restricted Stock Grants

Restricted stock grants are measured based on the market price on the grant date. The Company has granted restricted ordinary shares to the members of the board of directors (the "Board"), senior management and consultants.

In March 2019, the Board granted an aggregate of 720,000 restricted ordinary shares, which were issued with a fair value of $1,850,400 to the CFO and former CEO/Vice President of Technology of the Company. These shares will vest over the required service period of three years starting from March 28, 2019. In July 2019, the first batch of 240,000 restricted ordinary shares were issued to them. In June 2020, the second batch of 240,000 restricted ordinary shares were issued to them. The Board approved that 120,000 shares issued to the Company's former CEO/Vice President of Technology were all vested in October 2020 when the Company's former CEO/Vice President of Technology left the Company.

In May 2020, the Board granted 180,000 restricted ordinary shares, which were issued with a fair value of $84,600 to the Company's former CEO/Vice President of Technology. The Board approved that these shares were all vested in October 2020 when the Company's former CEO/Vice President of Technology left the Company.

In July 2020, the Board granted an aggregate of 300,000 restricted ordinary shares, which were issued with a fair value of $522,000 to the CEO of the Company. These shares will vest quarterly over the required service period of one year starting from July 17, 2020 to July 16, 2021.

For the six months ended December 31, 2020 and 2019, the Company recognized approximately $0.7 million and $0.3 million stock compensation expense related to restricted stock grants, respectively.

Following is a summary of the restricted stock grants:

Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2019	180,000	$2.57	$-
Granted	420,000	$1.67	-
Vested	(285,000)	$2.24	-
Unvested as of June 30, 2020	315,000	$1.67	-
Granted	300,000	$1.74	-
Vested	(422,500)	$1.85	-
Unvested as of December 31, 2020	192,500	$1.85	$134,750

Ordinary Shares Issued for Compensation

In December 2020, the Board granted an aggregate of 1,590,000 ordinary shares, which were issued with a fair value of $1,128,900, determined using the closing price of $0.71 on December 24, 2020, to 13 employees under the 2019 Plan. The 2019 Plan was authorized to issue 5,400,000 shares of the Company's common shares. There are 3,810,000 remaining shares available to be issued under the 2019 Plan.

For the six months ended December 31, 2020 and 2019, the Company recorded approximately $1.1 million and $0 stock compensation expense related to ordinary shares grants, respectively.

Ordinary Shares Issued for Services

In July 2019, the Board granted an aggregate of 400,000 ordinary shares with a fair value of $1,400,000, determined using the closing price of $3.5 on July 19, 2019, to two service providers. The value of these shares are being amortized over the service period of one year starting from July 1, 2019.

In October 2020, the Board granted an aggregate of 700,000 ordinary shares with a fair value of $440,300, determined using the closing price of $0.63 on October 15, 2020, to two service providers. The value of these shares are being amortized over the service from October 15, 2020 to February 10, 2021.

For the six months ended December 31, 2020 and 2019, the Company amortized approximately $0.4 million and $1.5 million stock compensation expense related to services, respectively.

Ordinary Shares Issued for Acquisitions

In June 2020, the Company issued 4,633,333 ordinary shares of the shareholders of Color China and the ordinary shares issued valued using the closing price of the Company's ordinary shares on June 3, 2020 at $0.4238 per share. See Note 3 – Business Combinations.

In August 2020, the Company issued 6,060,318 ordinary shares to a third party to purchase certain machinery and equipment for stage performance and the ordinary shares issued valued using the closing price of the Company's ordinary shares on August 20, 2020 at $0.63 per share.

Warrants

In a connection with the direct offering in March 2020 with the sales of 2,727,274 ordinary shares, the Company also sold warrants ("Direct Offering Warrants") to purchase an aggregate of up to an aggregate of 2,727,274 ordinary shares to certain institutional investors on April 2, 2020. The warrants are exercisable immediately, at an exercise price of $0.55 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $916,334, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $0.41, risk free rate of 0.43%; expected term of 5.5 years; exercise price of the warrants of $0.55, volatility of 120%; and expected future dividends of 0%. In June 2020, the exercise price of the warrants was amended and changed to $0.04 per Ordinary Share as a result of the May 13, 2020 direct offering.

In a connection with the private placement in May 2020 for the sale of 2,600,000 ordinary shares, the Company also sold warrants ("Direct Offering Warrants") to purchase an aggregate of up to an aggregate of 2,600,000 ordinary shares to certain institutional investors on May 11, 2020. The warrants are exercisable immediately, at an exercise price of $0.55 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $860,826, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $0.40, risk free rate of 0.36%; expected term of 5.5 years; exercise price of the warrants of $0.55, volatility of 123%; and expected future dividends of 0%. In August 2020, the exercise price of the warrants was amended and changed to $0.185 per Ordinary Share as a result of the July 20, 2020 direct offering.

In a connection with the private placement in July 2020 for the sale of 3,225,000 ordinary shares, the Company also sold warrants ("Direct Offering Warrants") to purchase an aggregate of up to an aggregate of 2,096,252 ordinary shares to certain institutional investors on July 20, 2020. The warrants are exercisable immediately, at an exercise price of $1.50 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $2,901,119, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $1.59, risk free rate of 0.34%; expected term of 5.5 years; exercise price of the warrants of $1.50, volatility of 128%; and expected future dividends of 0%.

In a connection with the private placement in September 2020 for the sale of 13,200,000 ordinary shares, the Company also sold warrants ("Direct Offering Warrants") to purchase an aggregate of up to an aggregate of 11,880,000 ordinary shares to certain institutional investors on September 15, 2020. The warrants are exercisable immediately, at an exercise price of $0.55 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $8,403,557, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $0.79, risk free rate of 0.32%; expected term of 5.5 years; exercise price of the warrants of $0.55, volatility of 130%; and expected future dividends of 0%.

The summary of warrant activity is as follows:

	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2019	-	$-	-
Granted	5,327,274	$0.55	5.50
Forfeited	-	$-	-
Exercised	-	$-	-
June 30, 2020	5,327,274	$0.29	5.31
Granted	13,976,252	$0.69	5.50
Forfeited	-	$-	-
Exercised	(5,327,274)	$0.11	-
December 31, 2020	13,976,252	$0.69	5.18